Share-Based Compensation Plans - Schedule of share-based compensation expense recognized in Consolidated Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Share-based compensation expense - pre-tax	$ 75	$ 88	$ 74
Share-based compensation expense - after tax	$ 59	$ 70	$ 58